Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000025615
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class A
Trading Symbol	GSBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. equity and credit markets were volatile amid tariff and trade uncertainty, AI growth scrutiny and mixed economic data but produced positive returns overall on trade negotiations progress, sustained healthy corporate earnings, resilient consumer spending and a resumption of Federal Reserve interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
11/1/15	$9,450	$10,000	$10,000	$10,000	$10,000	$10,000
10/16	$9,737	$10,304	$10,637	$10,892	$10,451	$10,437
10/17	$10,634	$11,253	$12,528	$11,791	$12,921	$10,531
10/18	$10,525	$11,137	$12,909	$11,831	$13,870	$10,315
10/19	$11,929	$12,623	$14,356	$12,996	$15,858	$11,502
10/20	$12,203	$12,913	$13,270	$13,423	$17,398	$12,214
10/21	$14,509	$15,354	$19,077	$14,639	$24,863	$12,156
10/22	$13,009	$13,766	$17,742	$13,038	$21,230	$10,250
10/23	$13,308	$14,083	$17,766	$13,746	$23,383	$10,287
10/24	$16,095	$17,032	$23,269	$15,799	$32,274	$11,372
10/25	$17,648	$18,675	$25,863	$17,052	$39,196	$12,072

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	9.65%	7.65%	6.44%
Class A including sales charges	3.61%	6.44%	5.84%
Russell 1000® Value Index	11.15%	14.27%	9.96%
ICE BofAML BB to B U.S. High Yield Constrained Index	7.93%	4.90%	5.48%
S&P 500® Index	21.45%	17.63%	14.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 2,661,785,309
Holdings Count | Holding	869
Advisory Fees Paid, Amount	$ 10,450,152
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,661,785,309
# of Portfolio Holdings as of Period End	869
Portfolio Turnover Rate for the Period	33%
Total Net Advisory Fees Paid for the Period	$10,450,152

Holdings [Text Block]

Sector Allocation (%)

Financials	7.6%
Industrials	4.6%
Health Care	4.4%
Exchange Traded Funds	4.0%
Pipelines	4.0%
Utilities	4.0%
Consumer Staples	3.9%
Information Technology	3.8%
Banks	3.8%
Other	57.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025617
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class C
Trading Symbol	GSBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$160	1.53%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. equity and credit markets were volatile amid tariff and trade uncertainty, AI growth scrutiny and mixed economic data but produced positive returns overall on trade negotiations progress, sustained healthy corporate earnings, resilient consumer spending and a resumption of Federal Reserve interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
11/1/15	$9,900	$10,000	$10,000	$10,000	$10,000	$10,000
10/16	$10,123	$10,225	$10,637	$10,892	$10,451	$10,437
10/17	$10,974	$11,085	$12,528	$11,791	$12,921	$10,531
10/18	$10,783	$10,892	$12,909	$11,831	$13,870	$10,315
10/19	$12,125	$12,247	$14,356	$12,996	$15,858	$11,502
10/20	$12,315	$12,439	$13,270	$13,423	$17,398	$12,214
10/21	$14,533	$14,680	$19,077	$14,639	$24,863	$12,156
10/22	$12,936	$13,066	$17,742	$13,038	$21,230	$10,250
10/23	$13,132	$13,265	$17,766	$13,746	$23,383	$10,287
10/24	$15,759	$15,918	$23,269	$15,799	$32,274	$11,372
10/25	$17,150	$17,323	$25,863	$17,052	$39,196	$12,072

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	8.83%	6.84%	5.64%
Class C including sales charges	7.79%	6.84%	5.64%
Russell 1000® Value Index	11.15%	14.27%	9.96%
ICE BofAML BB to B U.S. High Yield Constrained Index	7.93%	4.90%	5.48%
S&P 500® Index	21.45%	17.63%	14.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 2,661,785,309
Holdings Count | Holding	869
Advisory Fees Paid, Amount	$ 10,450,152
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,661,785,309
# of Portfolio Holdings as of Period End	869
Portfolio Turnover Rate for the Period	33%
Total Net Advisory Fees Paid for the Period	$10,450,152

Holdings [Text Block]

Sector Allocation (%)

Financials	7.6%
Industrials	4.6%
Health Care	4.4%
Exchange Traded Funds	4.0%
Pipelines	4.0%
Utilities	4.0%
Consumer Staples	3.9%
Information Technology	3.8%
Banks	3.8%
Other	57.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201720
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class P
Trading Symbol	GGKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. equity and credit markets were volatile amid tariff and trade uncertainty, AI growth scrutiny and mixed economic data but produced positive returns overall on trade negotiations progress, sustained healthy corporate earnings, resilient consumer spending and a resumption of Federal Reserve interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
4/16/18	$10,000	$10,000	$10,000	$10,000	$10,000
10/18	$9,882	$9,999	$10,098	$10,228	$9,927
10/19	$11,243	$11,120	$11,091	$11,693	$11,070
10/20	$11,546	$10,279	$11,457	$12,828	$11,755
10/21	$13,776	$14,777	$12,494	$18,334	$11,698
10/22	$12,391	$13,743	$11,128	$15,655	$9,864
10/23	$12,716	$13,761	$11,732	$17,243	$9,900
10/24	$15,436	$18,024	$13,484	$23,798	$10,944
10/25	$16,980	$20,033	$14,553	$28,903	$11,618

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	10.00%	8.01%	7.26%
Russell 1000® Value Index	11.15%	14.27%	9.64%
ICE BofAML BB to B U.S. High Yield Constrained Index	7.93%	4.90%	5.10%
S&P 500® Index	21.45%	17.63%	15.09%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	2.00%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 2,661,785,309
Holdings Count | Holding	869
Advisory Fees Paid, Amount	$ 10,450,152
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,661,785,309
# of Portfolio Holdings as of Period End	869
Portfolio Turnover Rate for the Period	33%
Total Net Advisory Fees Paid for the Period	$10,450,152

Holdings [Text Block]

Sector Allocation (%)

Financials	7.6%
Industrials	4.6%
Health Care	4.4%
Exchange Traded Funds	4.0%
Pipelines	4.0%
Utilities	4.0%
Consumer Staples	3.9%
Information Technology	3.8%
Banks	3.8%
Other	57.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161511
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class R6
Trading Symbol	GSBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. equity and credit markets were volatile amid tariff and trade uncertainty, AI growth scrutiny and mixed economic data but produced positive returns overall on trade negotiations progress, sustained healthy corporate earnings, resilient consumer spending and a resumption of Federal Reserve interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
11/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
10/16	$10,339	$10,637	$10,892	$10,451	$10,437
10/17	$11,341	$12,528	$11,791	$12,921	$10,531
10/18	$11,271	$12,909	$11,831	$13,870	$10,315
10/19	$12,817	$14,356	$12,996	$15,858	$11,502
10/20	$13,163	$13,270	$13,423	$17,398	$12,214
10/21	$15,710	$19,077	$14,639	$24,863	$12,156
10/22	$14,131	$17,742	$13,038	$21,230	$10,250
10/23	$14,501	$17,766	$13,746	$23,383	$10,287
10/24	$17,596	$23,269	$15,799	$32,274	$11,372
10/25	$19,355	$25,863	$17,052	$39,196	$12,072

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	10.00%	8.01%	6.82%
Russell 1000® Value Index	11.15%	14.27%	9.96%
ICE BofAML BB to B U.S. High Yield Constrained Index	7.93%	4.90%	5.48%
S&P 500® Index	21.45%	17.63%	14.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 2,661,785,309
Holdings Count | Holding	869
Advisory Fees Paid, Amount	$ 10,450,152
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,661,785,309
# of Portfolio Holdings as of Period End	869
Portfolio Turnover Rate for the Period	33%
Total Net Advisory Fees Paid for the Period	$10,450,152

Holdings [Text Block]

Sector Allocation (%)

Financials	7.6%
Industrials	4.6%
Health Care	4.4%
Exchange Traded Funds	4.0%
Pipelines	4.0%
Utilities	4.0%
Consumer Staples	3.9%
Information Technology	3.8%
Banks	3.8%
Other	57.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025613
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Institutional Class
Trading Symbol	GSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. equity and credit markets were volatile amid tariff and trade uncertainty, AI growth scrutiny and mixed economic data but produced positive returns overall on trade negotiations progress, sustained healthy corporate earnings, resilient consumer spending and a resumption of Federal Reserve interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500® Index	ICE BofAML BB to B U.S. High Yield Constrained Index	Russell 1000® Value Index	Bloomberg U.S. Aggregate Bond Index
11/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
10/16	$1,034,300	$1,045,100	$1,089,227	$1,063,708	$1,043,700
10/17	$1,134,007	$1,292,057	$1,179,131	$1,252,845	$1,053,093
10/18	$1,126,862	$1,387,023	$1,183,099	$1,290,867	$1,031,505
10/19	$1,281,919	$1,585,784	$1,299,553	$1,435,614	$1,150,231
10/20	$1,316,402	$1,739,763	$1,342,340	$1,327,004	$1,221,430
10/21	$1,570,336	$2,486,296	$1,463,859	$1,907,658	$1,215,568
10/22	$1,412,988	$2,123,048	$1,303,778	$1,774,176	$1,024,967
10/23	$1,449,867	$2,338,325	$1,374,626	$1,776,551	$1,028,656
10/24	$1,758,979	$3,227,356	$1,579,936	$2,326,863	$1,137,180
10/25	$1,934,701	$3,919,624	$1,705,174	$2,586,268	$1,207,230

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	9.99%	8.00%	6.82%
Russell 1000® Value Index	11.15%	14.27%	9.96%
ICE BofAML BB to B U.S. High Yield Constrained Index	7.93%	4.90%	5.48%
S&P 500® Index	21.45%	17.63%	14.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 2,661,785,309
Holdings Count | Holding	869
Advisory Fees Paid, Amount	$ 10,450,152
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,661,785,309
# of Portfolio Holdings as of Period End	869
Portfolio Turnover Rate for the Period	33%
Total Net Advisory Fees Paid for the Period	$10,450,152

Holdings [Text Block]

Sector Allocation (%)

Financials	7.6%
Industrials	4.6%
Health Care	4.4%
Exchange Traded Funds	4.0%
Pipelines	4.0%
Utilities	4.0%
Consumer Staples	3.9%
Information Technology	3.8%
Banks	3.8%
Other	57.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Investor Class
Trading Symbol	GKIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The U.S. equity and credit markets were volatile amid tariff and trade uncertainty, AI growth scrutiny and mixed economic data but produced positive returns overall on trade negotiations progress, sustained healthy corporate earnings, resilient consumer spending and a resumption of Federal Reserve interest rate cuts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	Russell 1000® Value Index	ICE BofAML BB to B U.S. High Yield Constrained Index	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
11/1/15	$10,000	$10,000	$10,000	$10,000	$10,000
10/16	$10,329	$10,637	$10,892	$10,451	$10,437
10/17	$11,311	$12,528	$11,791	$12,921	$10,531
10/18	$11,224	$12,909	$11,831	$13,870	$10,315
10/19	$12,750	$14,356	$12,996	$15,858	$11,502
10/20	$13,073	$13,270	$13,423	$17,398	$12,214
10/21	$15,586	$19,077	$14,639	$24,863	$12,156
10/22	$14,013	$17,742	$13,038	$21,230	$10,250
10/23	$14,362	$17,766	$13,746	$23,383	$10,287
10/24	$17,417	$23,269	$15,799	$32,274	$11,372
10/25	$19,142	$25,863	$17,052	$39,196	$12,072

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	9.90%	7.92%	6.70%
Russell 1000® Value Index	11.15%	14.27%	9.96%
ICE BofAML BB to B U.S. High Yield Constrained Index	7.93%	4.90%	5.48%
S&P 500® Index	21.45%	17.63%	14.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet	$ 2,661,785,309
Holdings Count | Holding	869
Advisory Fees Paid, Amount	$ 10,450,152
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,661,785,309
# of Portfolio Holdings as of Period End	869
Portfolio Turnover Rate for the Period	33%
Total Net Advisory Fees Paid for the Period	$10,450,152

Holdings [Text Block]

Sector Allocation (%)

Financials	7.6%
Industrials	4.6%
Health Care	4.4%
Exchange Traded Funds	4.0%
Pipelines	4.0%
Utilities	4.0%
Consumer Staples	3.9%
Information Technology	3.8%
Banks	3.8%
Other	57.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110562
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class A
Trading Symbol	GSRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	S&P 500® Index
11/1/15	$9,450	$10,000	$10,000
10/16	$9,098	$9,628	$10,451
10/17	$10,790	$11,418	$12,921
10/18	$11,466	$12,134	$13,870
10/19	$12,660	$13,397	$15,858
10/20	$12,432	$13,156	$17,398
10/21	$18,260	$19,323	$24,863
10/22	$17,349	$18,359	$21,230
10/23	$17,993	$19,040	$23,383
10/24	$23,078	$24,421	$32,274
10/25	$24,529	$25,957	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	6.29%	14.55%	10.00%
Class A including sales charges	0.44%	13.26%	9.38%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 417,036,448
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,892,042
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110563
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class C
Trading Symbol	GSRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$181	1.76%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	S&P 500® Index
11/1/15	$9,900	$10,000	$10,000
10/16	$9,459	$9,555	$10,451
10/17	$11,132	$11,244	$12,921
10/18	$11,743	$11,862	$13,870
10/19	$12,864	$12,994	$15,858
10/20	$12,542	$12,668	$17,398
10/21	$18,278	$18,463	$24,863
10/22	$17,245	$17,420	$21,230
10/23	$17,746	$17,925	$23,383
10/24	$22,592	$22,820	$32,274
10/25	$23,828	$24,068	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	5.47%	13.69%	9.17%
Class C including sales charges	4.42%	13.69%	9.17%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 417,036,448
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,892,042
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201721
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class P
Trading Symbol	GMHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	S&P 500® Index
4/16/18	$10,000	$10,000
10/18	$10,103	$10,228
10/19	$11,200	$11,694
10/20	$11,036	$12,829
10/21	$16,241	$18,334
10/22	$15,491	$15,655
10/23	$16,113	$17,243
10/24	$20,741	$23,799
10/25	$22,116	$28,904

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	6.63%	14.91%	11.09%
S&P 500® Index	21.45%	17.63%	15.09%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 417,036,448
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,892,042
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110566
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class R
Trading Symbol	GSRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index
11/1/15	$10,000	$10,000
10/16	$9,603	$10,451
10/17	$11,357	$12,921
10/18	$12,047	$13,870
10/19	$13,261	$15,858
10/20	$12,995	$17,398
10/21	$19,022	$24,863
10/22	$18,051	$21,230
10/23	$18,667	$23,383
10/24	$23,883	$32,274
10/25	$25,313	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	5.99%	14.26%	9.72%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 417,036,448
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,892,042
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198933
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class R6
Trading Symbol	GSRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
2/28/18	$10,000	$10,000
10/18	$10,154	$10,116
10/19	$11,249	$11,566
10/20	$11,083	$12,689
10/21	$16,317	$18,133
10/22	$15,563	$15,484
10/23	$16,190	$17,054
10/24	$20,845	$23,538
10/25	$22,212	$28,587

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced February 28, 2018)	6.56%	14.91%	10.95%
S&P 500® Index	21.45%	17.63%	14.66%

Performance Inception Date	Feb. 28, 2018
AssetsNet	$ 417,036,448
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,892,042
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110564
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Institutional Class
Trading Symbol	GSRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500® Index
11/1/15	$1,000,000	$1,000,000
10/16	$966,400	$1,045,100
10/17	$1,150,113	$1,292,057
10/18	$1,227,745	$1,387,023
10/19	$1,360,956	$1,585,784
10/20	$1,340,950	$1,739,763
10/21	$1,973,341	$2,486,296
10/22	$1,882,173	$2,123,048
10/23	$1,957,836	$2,338,325
10/24	$2,519,931	$3,227,356
10/25	$2,684,483	$3,919,624

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	6.53%	14.88%	10.37%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 417,036,448
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,892,042
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110565
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Investor Class
Trading Symbol	GSRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile amid tariff and trade uncertainty, AI growth scrutiny and softer economic data, but was strong overall given trade negotiations progress, solid corporate earnings, resilient consumer spending and a resumption of Fed interest rate cuts. Energy-related equities performed well but lagged as higher OPEC+ production volumes and geopolitical uncertainty weighed on crude oil prices even as the buildout of AI infrastructure remained a catalyst for energy demand globally.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	S&P 500® Index
11/1/15	$10,000	$10,000
10/16	$9,654	$10,451
10/17	$11,474	$12,921
10/18	$12,226	$13,870
10/19	$13,538	$15,858
10/20	$13,329	$17,398
10/21	$19,605	$24,863
10/22	$18,683	$21,230
10/23	$19,421	$23,383
10/24	$24,978	$32,274
10/25	$26,617	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	6.56%	14.83%	10.28%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 417,036,448
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,892,042
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$417,036,448
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	35%
Total Net Advisory Fees Paid for the Period	$2,892,042

Holdings [Text Block]

Sector Allocation (%)

Information Technology	32.2%
Energy	14.9%
Financials	11.7%
Consumer Discretionary	9.4%
Health Care	8.2%
Industrials	7.1%
Communication Services	4.7%
Consumer Staples	4.2%
Utilities	2.3%
Other	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs